                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Strategic Total
                                                  Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  1111 East Warrenville Road, Naperville,
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Asset Management,
                                         Inc., 1111 East Warrenville Road,
                                         Naperville, Illinois
                                         60563-1493

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  October 31, 2005

DATE OF REPORTING PERIOD:  November 1, 2004 through January 31, 2005

                           STRATEGIC TOTAL RETURN FUND

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
CORPORATE BONDS (45.3%)

                       CONSUMER DISCRETIONARY (11.8%)
$  4,352,000           Accuride Corp.(a)
                       8.500%, 02/01/15                                 $  4,504,320
   3,956,000           Asbury Automotive
                       Group, Inc.(b)
                       8.000%, 03/15/14                                    3,985,670
   6,330,000           Aztar Corp.(b)
                       7.875%, 06/15/14                                    6,994,650
   8,984,000           Beazer Homes USA, Inc.
                       8.375%, 04/15/12                                    9,904,860
   3,956,000           Boyd Gaming Corp.(b)
                       7.750%, 12/15/12                                    4,272,480
                       Charter Communications, Inc.(b)
  10,286,000           10.000%, 04/01/09                                   8,717,385
   8,743,000           9.625%, 11/15/09                                    7,169,260
   7,912,000           11.125%, 01/15/11                                   6,725,200
   6,725,000    GBP    EMI Group, PLC
                       9.750%, 05/20/08                                   13,938,246
  15,825,000           Goodyear Tire & Rubber
                       Company(b)
                       7.857%, 08/15/11                                   16,062,375
   7,121,000           Hovnanian Enterprises, Inc.(b)
                       7.750%, 05/15/13                                    7,744,087
   5,539,000           IMAX Corp.(b)
                       9.625%, 12/01/10                                    6,023,662
                       Intrawest Corp.
   6,725,000           7.500%, 10/15/13                                    7,094,875
     791,000           7.500%, 10/15/13(a)                                   834,505
   6,020,000           Jarden Corp.
                       9.750%, 05/01/12                                    6,591,900
   3,956,000           Kellwood Company
                       7.625%, 10/15/17                                    4,351,600
   5,934,000           Landry's Restaurants, Inc.(a)
                       7.500%, 12/15/14                                    5,815,320
                       Mandalay Resort Group
  17,047,000           10.250%, 08/01/07                                  19,348,345
   5,143,000           7.625%, 07/15/13(b)                                 5,631,585
  10,286,000           Meritage Corp.(b)
                       7.000%, 05/01/14                                   10,697,440
   4,747,000           NCL Holding, ASA(a)
                       10.625%, 07/15/14                                   4,794,470
   3,956,000           Oxford Industries, Inc.
                       8.875%, 06/01/11                                    4,232,920
                       Pinnacle Entertainment, Inc.(b)
   7,121,000           8.250%, 03/15/12                                    7,619,470
   4,071,000           8.750%, 10/01/13                                    4,427,213
   7,924,000           Reader's Digest Association, Inc.
                       6.500%, 03/01/11                                    8,379,630
   5,143,000    CAD    Rogers Cable, Inc.(a)
                       7.250%, 12/15/11                                    4,295,332
   7,912,000    CAD    Rogers Wireless
                       Communications, Inc.(a)
                       7.625%, 12/15/11                                    6,671,715
  10,286,000           Royal Caribbean Cruises, Ltd.
                       7.500%, 10/15/27                                   11,391,745
   6,725,000           Spanish Broadcasting
                       Systems, Inc.
                       9.625%, 11/01/09                                    7,078,063



  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  3,956,000           Speedway Motorsports, Inc.
                       6.750%, 06/01/13                                 $  4,143,910
  11,868,000           Standard Pacific Corp.(b)
                       9.250%, 04/15/12                                   13,826,220
   5,143,000           Steinway Musical
                       Instruments, Inc.
                       8.750%, 04/15/11                                    5,554,440
   6,725,000           Stoneridge, Inc.(b)
                       11.500%, 05/01/12                                   7,767,375
   3,956,000           Vail Resorts, Inc.
                       6.750%, 02/15/14                                    4,010,395
                       Warner Music Group(a)
  14,638,000           7.375%, 04/15/14                                   15,369,900
   1,978,000    GBP    8.125%, 04/15/14                                    3,870,604
                                                                        ------------
                                                                         269,841,167
                                                                        ------------
                       CONSUMER STAPLES (3.1%)
   6,725,000           Central Garden & Pet Company
                       9.125%, 02/01/13                                    7,414,312
  11,671,000           Chiquita Brands
                       International, Inc.(a)
                       7.500%, 11/01/14                                   11,904,420
   9,099,000           Del Monte Foods Company
                       8.625%, 12/15/12                                   10,156,759
  13,451,000           Jean Coutu Group, Inc.(a)(b)
                       8.500%, 08/01/14                                   13,484,627
                       Rayovac Corp.
  18,990,000           7.375%, 02/01/15(a)                                19,251,113
   4,747,000           8.500%, 10/01/13                                    5,114,893
   3,720,000           WH Intermediate Holdings, Ltd.
                       9.500%, 04/01/11                                    4,115,250
                                                                        ------------
                                                                          71,441,374
                                                                        ------------
                       ENERGY (5.1%)
                       Chesapeake Energy Corp.
   5,539,000           6.875%, 01/15/16                                    5,788,255
   3,165,000           7.500%, 06/15/14(b)                                 3,465,675
   3,165,000           Comstock Resources, Inc.
                       6.875%, 03/01/12                                    3,244,125
  11,710,000           Giant Industries, Inc.(b)
                       8.000%, 05/15/14                                   12,163,762
   3,956,000           Houston Exploration Company
                       7.000%, 06/15/13                                    4,173,580
   3,956,000           KCS Energy, Inc.
                       7.125%, 04/01/12                                    4,163,690
     791,000           Lone Star Technologies, Inc.
                       9.000%, 06/01/11                                      858,235
                       Overseas Shipholding Group, Inc.
   6,330,000           7.500%, 02/15/24                                    6,424,950
   1,582,000           8.750%, 12/01/13                                    1,795,570
                       Petroleo Brasileiro, SA(b)
  13,055,000           9.125%, 07/02/13                                   14,654,238
  12,264,000           8.375%, 12/10/18                                   12,907,860
                       Premcor Refining Group, Inc.
   6,330,000           7.750%, 02/01/12(b)                                 6,915,525
   5,539,000           7.500%, 06/15/15                                    5,982,120
   8,961,000           Swift Energy Company
                       9.375%, 05/01/12                                    9,991,515
   5,974,000           Whiting Petroleum Corp.
                       7.250%, 05/01/12                                    6,198,025


                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------

$ 15,825,000           Williams Companies, Inc.(b)
                       7.750%, 06/15/31                                 $ 17,486,625
                                                                         -----------
                                                                         116,213,750
                                                                         -----------
                       FINANCIALS (3.0%)
  15,825,000           Dow Jones CDX North America
                       High Yield Series 3(a)(b)
                       8.000%, 12/29/09                                   16,062,375
  15,825,000           Dow Jones CDX North America
                       High Yield Series 4(b)
                       10.500%, 12/29/09                                  15,795,328
  11,868,000           Leucadia National Corp.(b)
                       7.000%, 08/15/13                                   12,313,050
  12,660,000           LNR Property Corp.
                       7.625%, 07/15/13                                   14,559,000
   8,308,000           Senior Housing Properties Trust
                       8.625%, 01/15/12                                    9,491,890
                                                                         -----------
                                                                          68,221,643
                                                                         -----------
                       HEALTH CARE (3.9%)
   3,956,000           Alpharma, Inc.(a)(b)
                       8.625%, 05/01/11                                    4,124,130
   3,956,000           Ameripath, Inc.
                       10.500%, 04/01/13                                   4,153,800
   2,888,000           Bausch & Lomb, Inc.
                       7.125%, 08/01/28                                    3,177,869
  11,077,000           Beverly Enterprises, Inc.(a)
                       7.875%, 06/15/14                                   12,461,625
   1,187,000           Elan Corp. PLC(a)(b)
                       7.750%, 11/15/11                                    1,246,350
   4,747,000           Leiner Health Products
                       Group, Inc.
                       11.000%, 06/01/12                                   5,197,965
   8,704,000           MedCath Corp.(b)
                       9.875%, 07/15/12                                    9,400,320
   4,747,000           Psychiatric Solutions, Inc.
                       10.625%, 06/15/13                                   5,459,050
   3,956,000           Quintiles Transnational Corp.(b)
                       10.000%, 10/01/13                                   4,490,060
  15,033,000           Service Corp. International
                       6.750%, 04/01/16                                   15,108,165
  14,005,000           Tenet Healthcare Corp.(a)(b)
                       9.250%, 02/01/15                                   14,075,025
  10,682,000           Vanguard Health
                       Systems, Inc.(a)(b)
                       9.000%, 10/01/14                                   11,483,150
                                                                         -----------
                                                                          90,377,509
                                                                         -----------
                       INDUSTRIALS (5.0%)
  13,451,000      EUR  AGCO Corp.
                       6.875%, 04/15/14                                   18,892,938
   5,262,000           American Airlines, Inc.(b)
                       7.250%, 02/05/09                                    4,893,660
   2,374,000           Armor Holdings, Inc.
                       8.250%, 08/15/13                                    2,652,945
  13,056,000           CNH Global, NV(a)
                       9.250%, 08/01/11                                   14,328,960
  10,682,000           Cummins, Inc.(b)
                       9.500%, 12/01/10                                   12,124,070
   7,517,000           General Cable Corp.
                       9.500%, 11/15/10                                    8,494,210



  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$ 13,451,000           Hutchison Whampoa, Ltd.(a)(b)
                       6.250%, 01/24/14                                 $ 14,360,032
   7,912,000           Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                    8,861,440
                       Manitowoc Company, Inc.
   4,154,000      EUR  10.375%, 05/15/11                                   6,078,277
   2,971,000           10.500%, 08/01/12                                   3,431,505
   3,956,000           Monitronics International, Inc.
                       11.750%, 09/01/10                                   4,331,820
   4,747,000           Navistar International Corp.(b)
                       7.500%, 06/15/11                                    5,091,157
   2,374,000           Orbital Sciences Corp.
                       9.000%, 07/15/11                                    2,670,750
   3,956,000           Sequa Corp.
                       8.875%, 04/01/08                                    4,272,480
   3,956,000           United Rentals, Inc.(b)
                       7.000%, 02/15/14                                    3,698,860
                                                                         -----------
                                                                         114,183,104
                                                                         -----------
                       INFORMATION TECHNOLOGY (4.4%)
  18,990,000           Advanced Micro
                       Devices, Inc.(a)(b)
                       7.750%, 11/01/12                                   19,037,475
  15,033,000           Avnet, Inc.
                       9.750%, 02/15/08                                   17,250,367
   6,725,000           Celestica, Inc.(b)
                       7.875%, 07/01/11                                    7,044,437
   3,956,000           Freescale Semiconductor, Inc.(b)
                       7.125%, 07/15/14                                    4,287,315
                       Iron Mountain, Inc.
   8,704,000           6.625%, 01/01/16                                    8,247,040
   1,978,000      GBP  7.250%, 04/15/14(a)                                 3,562,821
                       Lucent Technologies, Inc.
  10,049,000           6.500%, 01/15/28                                    8,993,855
   5,163,000           6.450%, 03/15/29(b)                                 4,633,793
   5,539,000           Sanmina-Sci Corp.
                       10.375%, 01/15/10                                   6,314,460
   3,956,000           Stratus Technologies, Inc.
                       10.375%, 12/01/08                                   3,777,980
                       Xerox Corp.(b)
   9,495,000           8.000%, 02/01/27                                    9,946,013
   7,912,000           7.625%, 06/15/13                                    8,564,740
                                                                         -----------
                                                                         101,660,296
                                                                         -----------
                       MATERIALS (5.1%)
   9,495,000           Arch Western Finance, LLC
                       6.750%, 07/01/13                                    9,732,375
   2,374,000           Century Aluminum
                       Company(a)(b)
                       7.500%, 08/15/14                                    2,546,115
  12,446,000           Freeport-McMoRan Copper &
                       Gold, Inc.(b)
                       10.125%, 02/01/10                                  14,126,210
   7,517,000           Georgia-Pacific Corp.
                       7.375%, 12/01/25                                    8,306,285
  11,868,000           Global iTechnology, Inc.
                       10.250%, 02/15/12                                  13,336,665
   3,561,000           Graham Packaging Holdings
                       Company(a)(b)
                       9.875%, 10/15/14                                    3,747,952



                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  6,725,000           IMCO Recycling, Inc.
                       10.375%, 10/15/10                              $    7,599,250
   7,912,000           IPSCO, Inc.
                       8.750%, 06/01/13                                    8,980,120
   6,528,000           Novelis, Inc.(a)
                       7.250%, 02/15/15                                    6,658,560
   3,956,000           Polyone Corp.(b)
                       10.625%, 05/15/10                                   4,430,720
   6,725,000           Steel Dynamics, Inc.
                       9.500%, 03/15/09                                    7,397,500
   9,495,000           Texas Industries, Inc.
                       10.250%, 06/15/11                                  11,061,675
   6,330,000           U.S. Concrete, Inc.
                       8.375%, 04/01/14                                    6,836,400
                       Union Carbide Corp.(b)
   7,596,000           7.875%, 04/01/23                                    8,127,720
   5,262,000           7.500%, 06/01/25                                    5,485,635
                                                                      --------------
                                                                         118,373,182
                                                                      --------------
                       TELECOMMUNICATION SERVICES (2.2%)
                       Alamosa Holdings, Inc.(b)
  10,286,000           8.500%, 01/31/12                                   11,006,020
   3,956,000           11.000%, 07/31/10                                   4,628,520
  17,407,000           AT&T Corp.
                       9.750%, 11/15/31                                   22,259,201
   3,561,000           IPCS Escrow Company(b)
                       11.500%, 05/01/12                                   4,086,248
   7,912,000           Nextel Communications, Inc.
                       5.950%, 03/15/14                                    8,248,260
                                                                      --------------
                                                                          50,228,249
                                                                      --------------
                       UTILITIES (1.7%)
                       Calpine Corp.(b)
  20,255,000           8.500%, 05/01/08                                   14,988,700
  15,429,000           8.500%, 02/15/11                                   10,723,155
   3,849,000           7.750%, 04/15/09                                    2,732,790
   9,495,000           Edison International
                       7.730%, 06/15/09                                   10,112,175
                                                                      --------------
                                                                          38,556,820
                                                                      --------------
                       TOTAL CORPORATE
                       BONDS
                       (Cost $1,003,333,882)                           1,039,097,094
                                                                      --------------
CONVERTIBLE BONDS (5.1%)

                       CONSUMER DISCRETIONARY (0.3%)
   7,000,000           General Motors Corp.
                       6.250%, 07/15/33                                    7,064,400
                                                                      --------------
                       ENERGY (0.8%)
  15,000,000           Repsol Ypf, SA
                       4.500%, 01/26/11                                   18,300,424
                                                                      --------------
                       FINANCIALS (1.2%)
  17,000,000           Assurant, Inc.(a)
                       7.750%, 01/26/08                                   17,850,000
   8,700,000           Host Marriott Corp.(a)
                       3.250%, 04/15/24                                    9,635,250
                                                                      --------------
                                                                          27,485,250
                                                                      --------------



  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
                       INDUSTRIALS (0.7%)
$ 13,000,000           Kaydon Corp.
                       4.000%, 05/23/23                                 $ 15,648,750
                                                                        ------------
                       INFORMATION TECHNOLOGY (1.4%)
  16,500,000           Advanced Micro
                       Devices, Inc.(b)(c)
                       4.750%, 02/01/22                                   16,788,750
  12,000,000           Lucent Technologies, Inc.(b)
                       2.750%, 06/15/25                                   15,780,000
                                                                        ------------
                                                                          32,568,750
                                                                        ------------
                       MATERIALS (0.7%)
  10,700,000           Freeport-McMoRan Copper &
                       Gold, Inc.(b)
                       7.000%, 02/11/11                                   15,381,250
                                                                        ------------
                       TOTAL CONVERTIBLE
                       BONDS
                       (Cost $118,469,465)                               116,448,824
                                                                        ------------

SYNTHETIC CONVERTIBLE SECURITIES (14.1%)

                    CORPORATE BONDS (12.0%)

                       CONSUMER DISCRETIONARY (3.1%)
   1,148,000           Accuride Corp.(a)
                       8.500%, 02/01/15                                    1,188,180
   1,044,000           Asbury Automotive
                       Group, Inc.(b)
                       8.000%, 03/15/14                                    1,051,830
   1,670,000           Aztar Corp.(b)
                       7.875%, 06/15/14                                    1,845,350
   2,371,000           Beazer Homes USA, Inc.
                       8.375%, 04/15/12                                    2,614,027
   1,044,000           Boyd Gaming Corp.(b)
                       7.750%, 12/15/12                                    1,127,520
                       Charter Communications, Inc.(b)
   2,714,000           10.000%, 04/01/09                                   2,300,115
   2,307,000           9.625%, 11/15/09                                    1,891,740
   2,088,000           11.125%, 01/15/11                                   1,774,800
   1,775,000      GBP  EMI Group, PLC
                       9.750%, 05/20/08                                    3,678,868
   4,175,000           Goodyear Tire & Rubber
                       Company(b)
                       7.857%, 08/15/11                                    4,237,625
   1,879,000           Hovnanian Enterprises, Inc.(b)
                       7.750%, 05/15/13                                    2,043,412
   1,461,000           IMAX Corp.(b)
                       9.625%, 12/01/10                                    1,588,837
                       Intrawest Corp.
   1,775,000           7.500%, 10/15/13                                    1,872,625
     209,000           7.500%, 10/15/13(a)                                   220,495
   1,589,000           Jarden Corp.
                       9.750%, 05/01/12                                    1,739,955
   1,044,000           Kellwood Company
                       7.625%, 10/15/17                                    1,148,400
   1,566,000           Landry's Restaurants, Inc.(a)
                       7.500%, 12/15/14                                    1,534,680
                       Mandalay Resort Group
   4,498,000           10.250%, 08/01/07                                   5,105,230
   1,357,000           7.625%, 07/15/13(b)                                 1,485,915


                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  2,714,000           Meritage Corp.(b)
                       7.000%, 05/01/14                                 $  2,822,560
   1,253,000           NCL Holding, ASA(a)
                       10.625%, 07/15/14                                   1,265,530
   1,044,000           Oxford Industries, Inc.
                       8.875%, 06/01/11                                    1,117,080
                       Pinnacle Entertainment, Inc.(b)
   1,879,000           8.250%, 03/15/12                                    2,010,530
   1,074,000           8.750%, 10/01/13                                    1,167,975
   2,091,000           Reader's Digest Association, Inc.
                       6.500%, 03/01/11                                    2,211,233
   1,357,000       CAD Rogers Cable, Inc.(a)
                       7.250%, 12/15/11                                    1,133,340
   2,088,000       CAD Rogers Wireless
                       Communications, Inc.(a)
                       7.625%, 12/15/11                                    1,760,685
   2,714,000           Royal Caribbean Cruises, Ltd.
                       7.500%, 10/15/27                                    3,005,755
   1,775,000           Spanish Broadcasting
                       Systems, Inc.
                       9.625%, 11/01/09                                    1,868,188
   1,044,000           Speedway Motorsports, Inc.
                       6.750%, 06/01/13                                    1,093,590
   3,132,000           Standard Pacific Corp.(b)
                       9.250%, 04/15/12                                    3,648,780
   1,357,000           Steinway Musical
                       Instruments, Inc.
                       8.750%, 04/15/11                                    1,465,560
   1,775,000           Stoneridge, Inc.(b)
                       11.500%, 05/01/12                                   2,050,125
   1,044,000           Vail Resorts, Inc.
                       6.750%, 02/15/14                                    1,058,355
                       Warner Music Group(a)
   3,862,000           7.375%, 04/15/14                                    4,055,100
     522,000       GBP 8.125%, 04/15/14                                    1,021,464
                                                                         -----------
                                                                          71,205,454
                                                                         -----------
                       CONSUMER STAPLES (0.8%)
   1,775,000           Central Garden & Pet Company
                       9.125%, 02/01/13                                    1,956,937
   3,079,000           Chiquita Brands
                       International, Inc.(a)
                       7.500%, 11/01/14                                    3,140,580
   2,401,000           Del Monte Foods Company
                       8.625%, 12/15/12                                    2,680,116
   3,549,000           Jean Coutu Group, Inc.(a)(b)
                       8.500%, 08/01/14                                    3,557,872
                       Rayovac Corp.
   5,010,000           7.375%, 02/01/15(a)                                 5,078,888
   1,253,000           8.500%, 10/01/13                                    1,350,108
     982,000           WH Intermediate Holdings, Ltd.
                       9.500%, 04/01/11                                    1,086,338
                                                                         -----------
                                                                          18,850,839
                                                                         -----------
                       ENERGY (1.3%)
                       Chesapeake Energy Corp.
   1,461,000           6.875%, 01/15/16                                    1,526,745
     835,000           7.500%, 06/15/14(b)                                   914,325
     835,000           Comstock Resources, Inc.
                       6.875%, 03/01/12                                      855,875


  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  3,090,000           Giant Industries, Inc.(b)
                       8.000%, 05/15/14                                 $  3,209,737
   1,044,000           Houston Exploration Company
                       7.000%, 06/15/13                                    1,101,420
   1,044,000           KCS Energy, Inc.
                       7.125%, 04/01/12                                    1,098,810
     209,000           Lone Star Technologies, Inc.
                       9.000%, 06/01/11                                      226,765
                       Overseas Shipholding Group, Inc.
   1,670,000           7.500%, 02/15/24                                    1,695,050
     418,000           8.750%, 12/01/13                                      474,430
                       Petroleo Brasileiro, SA(b)
   3,445,000           9.125%, 07/02/13                                    3,867,013
   3,236,000           8.375%, 12/10/18                                    3,405,890
                       Premcor Refining Group, Inc.
   1,670,000           7.750%, 02/01/12(b)                                 1,824,475
   1,461,000           7.500%, 06/15/15                                    1,577,880
   2,364,000           Swift Energy Company
                       9.375%, 05/01/12                                    2,635,860
   1,576,000           Whiting Petroleum Corp.
                       7.250%, 05/01/12                                    1,635,100
   4,175,000           Williams Companies, Inc.(b)
                       7.750%, 06/15/31                                    4,613,375
                                                                         -----------
                                                                          30,662,750
                                                                         -----------
                       FINANCIALS (0.8%)
   4,175,000           Dow Jones CDX North America
                       High Yield Series 3(a)(b)
                       8.000%, 12/29/09                                    4,237,625
   4,175,000           Dow Jones CDX North America
                       High Yield Series 4(b)
                       10.500%, 12/29/09                                   4,167,172
   3,132,000           Leucadia National Corp.(b)
                       7.000%, 08/15/13                                    3,249,450
   3,340,000           LNR Property Corp.
                       7.625%, 07/15/13                                    3,841,000
   2,192,000           Senior Housing Properties Trust
                       8.625%, 01/15/12                                    2,504,360
                                                                         -----------
                                                                          17,999,607
                                                                         -----------
                       HEALTH CARE (1.0%)
   1,044,000           Alpharma, Inc.(a)(b)
                       8.625%, 05/01/11                                    1,088,370
   1,044,000           Ameripath, Inc.
                       10.500%, 04/01/13                                   1,096,200
     762,000           Bausch & Lomb, Inc.
                       7.125%, 08/01/28                                      838,482
   2,923,000           Beverly Enterprises, Inc.(a)
                       7.875%, 06/15/14                                    3,288,375
     313,000           Elan Corp. PLC(a)(b)
                       7.750%, 11/15/11                                      328,650
   1,253,000           Leiner Health Products
                       Group, Inc.
                       11.000%, 06/01/12                                   1,372,035
   2,296,000           MedCath Corp.(b)
                       9.875%, 07/15/12                                    2,479,680
   1,252,000           Psychiatric Solutions, Inc.
                       10.625%, 06/15/13                                   1,439,800
   1,044,000           Quintiles Transnational Corp.(b)
                       10.000%, 10/01/13                                   1,184,940



                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  3,967,000           Service Corp. International
                       6.750%, 04/01/16                                 $  3,986,835
   3,695,000           Tenet Healthcare Corp.(a)(b)
                       9.250%, 02/01/15                                    3,713,475
   2,818,000           Vanguard Health
                       Systems, Inc.(a)(b)
                       9.000%, 10/01/14                                    3,029,350
                                                                        ------------
                                                                          23,846,192
                                                                        ------------
                       INDUSTRIALS (1.3%)
   3,549,000      EUR  AGCO Corp.
                       6.875%, 04/15/14                                    4,984,836
   1,388,000           American Airlines, Inc.(b)
                       7.250%, 02/05/09                                    1,290,840
     626,000           Armor Holdings, Inc.
                       8.250%, 08/15/13                                      699,555
   3,444,000           CNH Global, NV(a)
                       9.250%, 08/01/11                                    3,779,790
   2,818,000           Cummins, Inc.(b)
                       9.500%, 12/01/10                                    3,198,430
   1,983,000           General Cable Corp.
                       9.500%, 11/15/10                                    2,240,790
   3,549,000           Hutchison Whampoa, Ltd.(a)(b)
                       6.250%, 01/24/14                                    3,788,845
   2,088,000           Jacuzzi Brands, Inc.
                       9.625%, 07/01/10                                    2,338,560
                       Manitowoc Company, Inc.
   1,096,000      EUR  10.375%, 05/15/11                                   1,603,705
     784,000           10.500%, 08/01/12                                     905,520
   1,044,000           Monitronics International, Inc.
                       11.750%, 09/01/10                                   1,143,180
   1,253,000           Navistar International Corp.(b)
                       7.500%, 06/15/11                                    1,343,843
     626,000           Orbital Sciences Corp.
                       9.000%, 07/15/11                                      704,250
   1,044,000           Sequa Corp.
                       8.875%, 04/01/08                                    1,127,520
   1,044,000           United Rentals, Inc.(b)
                       7.000%, 02/15/14                                      976,140
                                                                        ------------
                                                                          30,125,804
                                                                        ------------
                       INFORMATION TECHNOLOGY (1.2%)
   5,010,000           Advanced Micro
                       Devices, Inc.(a)(b)
                       7.750%, 11/01/12                                    5,022,525
   3,967,000           Avnet, Inc.
                       9.750%, 02/15/08                                    4,552,132
   1,775,000           Celestica, Inc.(b)
                       7.875%, 07/01/11                                    1,859,312
   1,044,000           Freescale Semiconductor, Inc.(b)
                       7.125%, 07/15/14                                    1,131,435
                       Iron Mountain, Inc.
   2,296,000           6.625%, 01/01/16                                    2,175,460
     522,000      GBP  7.250%, 04/15/14(a)                                   940,239
                       Lucent Technologies, Inc.
   2,651,000           6.500%, 01/15/28                                    2,372,645
   1,362,000           6.450%, 03/15/29(b)                                 1,222,395
   1,461,000           Sanmina-Sci Corp.
                       10.375%, 01/15/10                                   1,665,540



  PRINCIPAL
   AMOUNT                                                                    VALUE
------------------------------------------------------------------------------------
$  1,044,000           Stratus Technologies, Inc.
                       10.375%, 12/01/08                                 $   997,020
                       Xerox Corp.(b)
   2,505,000           8.000%, 02/01/27                                    2,623,988
   2,088,000           7.625%, 06/15/13                                    2,260,260
                                                                        ------------
                                                                          26,822,951
                                                                        ------------
                       MATERIALS (1.4%)
   2,505,000           Arch Western Finance, LLC
                       6.750%, 07/01/13                                    2,567,625
     626,000           Century Aluminum
                       Company(a)(b)
                       7.500%, 08/15/14                                      671,385
   3,284,000           Freeport-McMoRan Copper &
                       Gold, Inc.(b)
                       10.125%, 02/01/10                                   3,727,340
   1,983,000           Georgia-Pacific Corp.
                       7.375%, 12/01/25                                    2,191,215
   3,132,000           Global iTechnology, Inc.
                       10.250%, 02/15/12                                   3,519,585
     939,000           Graham Packaging Holdings
                       Company(a)(b)
                       9.875%, 10/15/14                                      988,298
   1,775,000           IMCO Recycling, Inc.
                       10.375%, 10/15/10                                   2,005,750
   2,088,000           IPSCO, Inc.
                       8.750%, 06/01/13                                    2,369,880
   1,722,000           Novelis, Inc.(a)
                       7.250%, 02/15/15                                    1,756,440
   1,044,000           Polyone Corp.(b)
                       10.625%, 05/15/10                                   1,169,280
   1,775,000           Steel Dynamics, Inc.
                       9.500%, 03/15/09                                    1,952,500
   2,505,000           Texas Industries, Inc.
                       10.250%, 06/15/11                                   2,918,325
   1,670,000           U.S. Concrete, Inc.
                       8.375%, 04/01/14                                    1,803,600
                       Union Carbide Corp.(b)
   2,004,000           7.875%, 04/01/23                                    2,144,280
   1,388,000           7.500%, 06/01/25                                    1,446,990
                                                                        ------------
                                                                          31,232,493
                                                                        ------------
                       TELECOMMUNICATION SERVICES (0.6%)
                       Alamosa Holdings, Inc.(b)
   2,714,000           8.500%, 01/31/12                                    2,903,980
   1,044,000           11.000%, 07/31/10                                   1,221,480
   4,593,000           AT&T Corp.
                       9.750%, 11/15/31                                    5,873,299
     939,000           IPCS Escrow Company(b)
                       11.500%, 05/01/12                                   1,077,502
   2,088,000           Nextel Communications, Inc.
                       5.950%, 03/15/14                                    2,176,740
                                                                        ------------
                                                                          13,253,001
                                                                        ------------
                       UTILITIES (0.5%)
                       Calpine Corp.(b)
   5,345,000           8.500%, 05/01/08                                    3,955,300
   4,071,000           8.500%, 02/15/11                                    2,829,345
   1,016,000           7.750%, 04/15/09                                      721,360



               See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


  PRINCIPAL
   AMOUNT                                                 VALUE
-------------------------------------------------------------------

$     2,505,000         Edison International
                        7.730%, 06/15/09                $  2,667,825
                                                        ------------
                                                          10,173,830
                                                        ------------
                        TOTAL CORPORATE BONDS            274,172,921
                                                        ------------


          NUMBER OF
          CONTRACTS                                        VALUE
--------------------------------------------------------------------
                      OPTIONS (2.1%)

                        CONSUMER DISCRETIONARY (1.0%)
          3,400         Carnival Corp.(d)
                        Call, 01/20/07, Strike 60.00       2,499,000
          2,423         eBay, Inc.(d)
                        Call, 01/20/07, Strike 95.00       3,634,500
          7,450         Home Depot, Inc.(d)
                        Call, 01/20/07, Strike 40.00       4,470,000
          1,300         Nike, Inc.(d)
                        Call, 01/21/06, Strike 80.00       1,482,000
          3,400         Starbucks Corp.(d)
                        Call, 01/20/07, Strike 55.00       3,230,000
          6,300         YUM! Brands, Inc.(d)
                        Call, 01/20/07, Strike 40.00       6,520,500
                                                        ------------
                                                          21,836,000
                                                        ------------
                        CONSUMER STAPLES (0.3%)
          3,500         Altria Group, Inc.(d)
                        Call, 01/21/06, Strike 55.00       3,885,000
          1,840         Gillette Company(d)
                        Call, 01/21/06, Strike 40.00       2,116,000
          1,330         Kellogg Company(d)
                        Call, 01/21/06, Strike 45.00         339,150
                                                        ------------
                                                           6,340,150
                                                        ------------
                        ENERGY (0.3%)
          1,000         Amerada Hess Corp.(d)
                        Call, 01/20/07, Strike 80.00       1,680,000
          5,000         Chevrontexaco Corp.(d)
                        Call, 01/20/07, Strike 45.00       5,625,000
                                                        ------------
                                                           7,305,000
                                                        ------------
                        FINANCIALS (0.2%)
          1,300         Allstate Corp.(d)
                        Call, 01/21/06, Strike 45.00         897,000
          3,600         Citigroup, Inc.(d)
                        Call, 01/20/07, Strike 40.00       3,816,000
                                                        ------------
                                                           4,713,000
                                                        ------------
                        HEALTH CARE (0.0%)
            100         Bausch & Lomb, Inc.(d)
                        Call, 01/21/06, Strike 65.00         121,000
          1,400         Biogen Idec, Inc.(d)
                        Call, 01/21/06, Strike 70.00         868,000
                                                        ------------
                                                             989,000
                                                        ------------
                        INFORMATION TECHNOLOGY (0.3%)
          2,400         Apple Computer, Inc.(d)
                        Call, 01/20/07, Strike 75.00       4,944,000



NUMBER OF
CONTRACTS                                                 VALUE
--------------------------------------------------------------------
    4,800        QUALCOMM, Inc.(d)
                       Call, 01/21/06, Strike 37.50     $  2,256,000
                                                        ------------
                                                           7,200,000
                                                        ------------
                       TOTAL OPTIONS                      48,383,150
                                                        ------------
                       TOTAL SYNTHETIC
                       CONVERTIBLE
                       SECURITIES
                       (Cost $305,170,036)               322,556,071
                                                        ------------


    NUMBER OF
    SHARES                                                VALUE
--------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (13.1%)

                       CONSUMER DISCRETIONARY (3.9%)
1,805,000              Ford Motor Company Capital
                       Trust II(e)
                       6.500%                             90,213,900
                                                        ------------
                       CONSUMER STAPLES (1.2%)
1,105,000              Albertson's, Inc.
                       7.250%                             26,917,800
                                                        ------------
                       FINANCIALS (3.5%)
  335,000              Capital One Financial Corp.
                       6.250%                             17,889,000
  300,000              Chubb Corp.
                       7.000%                              8,586,000
  650,000              Genworth Financial, Inc.
                       6.000%                             20,631,000
  650,000              Lehman Brothers Holdings, Inc.
                       6.250%                             18,265,000
  220,000              National Australia Bank, Ltd.
                       7.875%                              8,492,000
   35,000              State Street Corp.
                       6.750%                              7,245,000
                                                        ------------
                                                          81,108,000
                                                        ------------
                       HEALTH CARE (2.2%)
  635,000              Baxter International, Inc.(b)
                       7.000%                             34,671,000
  314,000              Schering-Plough Corp.(e)
                       6.000%                             16,202,400
                                                        ------------
                                                          50,873,400
                                                        ------------
                       INDUSTRIALS (0.3%)
   80,000              Cummins, Inc.
                       7.000%                              6,790,000
                                                        ------------
                       INFORMATION TECHNOLOGY (1.5%)
  255,000              Xerox Corp.
                       6.250%                             35,164,500
                                                        ------------
                       UTILITIES (0.5%)
  150,000              Southern Union Company
                       5.750%                             10,533,000
                                                        ------------
                       TOTAL CONVERTIBLE
                       PREFERRED STOCKS
                       (Cost $300,703,158)               301,600,600
                                                        ------------
COMMON STOCKS (67.4%)
                       CONSUMER DISCRETIONARY (4.7%)
2,000,000          AUD APN News & Media, Ltd.              7,655,879
  577,000              General Motors Corp.(b)(e)         21,239,370


                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                     VALUE
--------------------------------------------------------------------
  750,000              Genuine Parts Company(b)         $ 31,747,500
  731,000              May Department Stores
                       Company(b)                         24,780,900
  490,000              Maytag Corp.(b) (e)                 7,697,900
  980,000              Saks, Inc.(b)                      13,945,400
                                                        ------------
                                                         107,066,949
                                                        ------------
                       CONSUMER STAPLES (5.7%)
  320,000              Altria Group, Inc.(b)              20,425,600
  644,000              Gillette Company                   32,663,680
  410,000              Kimberly-Clark Corp.(e)            26,859,100
  482,000              Procter & Gamble Company(b)        25,656,860
  701,000              Sara Lee Corp.                     16,459,480
  263,000              Supervalu, Inc.                     8,313,430
                                                        ------------
                                                         130,378,150
                                                        ------------
                       ENERGY (6.2%)
1,040,000              Chevrontexaco Corp.                56,576,000
  366,000              Conocophillips                     33,961,140
  285,000              Kerr-Mcgee Corp.(b)                17,598,750
   36,000         EUR  OMV, AG                            11,227,029
  395,000              PetroChina Company, Ltd.(b)        22,159,500
                                                        ------------
                                                         141,522,419
                                                        ------------
                       FINANCIALS (20.2%)
  732,900              Allstate Corp.(b)                  36,967,476
  980,000              Bank Of America Corp.              45,442,600
1,372,000              Citigroup, Inc.                    67,296,600
  477,000              Federal National Mortgage
                       Association(e)                     30,804,660
  220,000              Fidelity National Corp.             9,640,400
  978,700              General Growth Properties,
                       Inc.(b)                            31,093,299
  191,000              Independence Community Bank
                       Corp.                               7,506,300
  176,000              Jefferson-Pilot Corp.               8,782,400
  559,600              Mills Corp.(b)                     31,298,428
  300,000              Morgan Stanley                     16,788,000
1,395,100              New York Community Bancorp,
                       Inc.(e)                            24,874,633
  118,900              UnionBanCal Corp.                   7,321,862
  855,000              Wachovia Corp.                     46,896,750
2,428,000              Washington Mutual, Inc.(e)         97,969,800
                                                        ------------
                                                         462,683,208
                                                        ------------
                       HEALTH CARE (10.8%)
4,146,000              Bristol-Myers Squibb
                       Company(b)                         97,182,240
1,155,000              Johnson & Johnson                  74,728,500
1,755,000              Merck & Company, Inc.(b)           49,227,750
1,082,000              Pfizer, Inc.(e)                    26,141,120
                                                        ------------
                                                         247,279,610
                                                        ------------
                       INDUSTRIALS (8.6%)
  315,000              Caterpillar, Inc.(b)               28,066,500
  410,000              Emerson Electric Company           27,568,400
  819,000              General Electric Company(b)        29,590,470
  450,000              Masco Corp.                        16,560,000
  435,000              Raytheon Company                   16,269,000
  724,000              Rockwell Automation, Inc.          41,014,600
1,346,000              Waste Management, Inc.(e)          39,034,000
                                                        ------------
                                                         198,102,970
                                                        ------------
                       INFORMATION TECHNOLOGY (2.7%)
1,382,000              Intel Corp.                        31,025,900


          NUMBER OF
           SHARES                                          VALUE
-------------------------------------------------------------------
            650,000         Microsoft Corp.           $  17,082,000
          1,000,000         Nokia Corp.(b)               15,280,000
                                                      -------------
                                                         63,387,900
                                                      -------------
                            TELECOMMUNICATION SERVICES (8.5%)
          1,850,000         Bellsouth Corp.(b)           48,544,000
            950,000         MCI, Inc.(b)                 18,325,500
          3,071,000         SBC Communications, Inc.     72,966,960
            750,000         Sprint Corp.                 17,872,500
          1,039,000         Verizon Communications,
                            Inc.                         36,978,010
                                                      -------------
                                                        194,686,970
                                                      -------------
                            TOTAL COMMON
                            STOCKS
                            (Cost $1,529,248,982)     1,545,108,176
                                                      -------------


          PRINCIPAL
           AMOUNT                                        VALUE
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.3%)

$         25,000,000        Citigroup, Inc.
                            2.300%, 02/01/05           25,000,000
          26,833,000        Exxon Mobil Corporation
                            2.300%, 02/01/05           26,833,000
                                                       ----------
                            TOTAL SHORT-TERM
                            INVESTMENTS
                            (Cost $51,833,000)         51,833,000
                                                       ----------

          NUMBER OF
           SHARES                                         VALUE
--------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (20.3%)

          466,435,267       Bank of New York
                            Institutional
                            Cash Reserve Fund
                            current rate 2.519%          466,435,267
                                                       -------------
                            TOTAL INVESTMENT OF
                            CASH COLLATERAL
                            FOR SECURITIES ON
                            LOAN
                            (Cost $466,435,267)          466,435,267
                                                       -------------

TOTAL INVESTMENTS (167.6%)
(Cost $3,775,193,790)                                  3,843,079,032
                                                       -------------



          NUMBER OF
          CONTRACTS                                        VALUE
--------------------------------------------------------------------
WRITTEN OPTIONS (0.0%)
                            CONSUMER DISCRETIONARY
                            (0.0%)
          (8,000)           Ford Motor Company(d)
                            Call, 03/19/05, Strike      (40,000)
                            15.00
          (2,900)           General Motors Corp.(d)
                            Call, 03/19/05, Strike     (203,000)
                            37.50
          (2,000)           Maytag Corp.(d)
                            Call, 04/16/05, Strike
                            17.50                       (40,000)
                                                       --------
                                                       (283,000)
                                                       --------
                            CONSUMER STAPLES (0.0%)
          (1,600)           Kimberly-Clark Corp.(d)
                            Call, 04/16/05, Strike
                            70.00                       (84,000)
                                                       --------


                See accompanying Notes to Schedule of Investments

                           STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)


NUMBER OF
CONTRACTS                                                          VALUE
---------------------------------------------------------------------------
                         FINANCIALS (0.0%)
(1,900)                  Federal National Mortgage
                         Association(d)
                         Call, 03/19/05, Strike 75.00        $       (19,000)

(5,000)                  New York Community Bancorp,
                         Inc.(d)
                         Call, 04/16/05, Strike 22.50                (25,000)

(4,700)                  Washington Mutual, Inc.(d)
                         Call, 04/16/05, Strike 42.50               (164,500)
                                                             ---------------
                                                                    (208,500)
                                                             ---------------
                         HEALTH CARE (0.0%)
(4,300)                  Pfizer, Inc.(d)
                         Call, 03/19/05, Strike 25.00               (215,000)

(3,500)                  Schering-Plough Corp.(d)
                         Call, 05/21/05, Strike 22.50                (52,500)
                                                             ---------------
                                                                    (267,500)
                                                             ---------------
                         INDUSTRIALS (0.0%)
(5,400)                  Waste Management, Inc.(d)
                         Call, 04/16/05, Strike 32.50                (54,000)
                                                             ---------------
                         TOTAL WRITTEN
                         OPTIONS
                         (Proceeds $2,531,786)                      (897,000)
                                                             ---------------

PAYABLE UPON RETURN OF
SECURITIES ON LOAN (-20.3%)                                     (466,435,267)
                                                             ---------------

LIABILITIES, LESS OTHER ASSETS
(-0.2%)                                                           (2,890,037)
                                                             ---------------

PREFERRED SHARES AT REDEMPTION VALUE
INCLUDING DIVIDENDS PAYABLE (-47.1%)                          (1,080,500,951)
                                                             ---------------

NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                                        $ 2,292,355,777
                                                             ---------------


NOTES TO SCHEDULE OF INVESTMENTS

Note: Market Value for securities denominated in foreign currencies are shown in U.S. dollars.

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another
         QIB), or the security must be registered for public sale. At January 31, 2005 the market value of 144A securities that could not be exchanged to the registered form were $298,566,327 or 13.0 % of net assets applicable to common shareholders of the Fund.

(b)      Security, or portion of security, is on loan.

(c) Variable rate security. The interest rate shown is the rate in effect at January 31, 2005.

(d)      Non-Income producing security.

(e) Security, or portion of security, is being held as collateral for written options.

FOREIGN CURRENCY ABBREVIATIONS

AUD      Australia Dollar
CAD      Canadian Dollar
EUR      European Monetary Unit
GBP      British Pound Sterling

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Fund's pricing time but after the closed of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund's net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

INVESTMENT TRANSACTIONS. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the spot market rate of exchange at the date of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transaction.

OPTION TRANSACTIONS. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.


NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of January 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences. The cost basis of investments for Federal income tax purposes at January 31, 2005 was as follows:


Cost basis of investments                                            $3,782,730,665
                                                                     --------------
Gross unrealized appreciation                                        $  189,577,054
Gross unrealized depreciation                                          (129,228,687)
                                                                     --------------
Net unrealized appreciation (depreciation)                           $   60,348,367
                                                                     --------------

                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


NOTE 3

SYNTHETIC CONVERTIBLE SECURITIES. The Fund may establish a "synthetic" convertible instrument by combining separate securities that possess economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

NOTE 4

PREFERRED SHARES. There are unlimited shares of Auction Rate Cumulative Preferred Shares ("Preferred Shares") authorized. The Preferred Shares have rights as determined by the Board of Trustees. The 43,200 shares of Preferred Shares outstanding consist of seven series, 7,040 shares of M, 7,040 shares of TU, 7,040 shares of W, 7,040 shares of TH, 7,040 shares of F, 4,000 shares of A, and 4,000 shares of B. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends whether or not declared.

Dividends on the Preferred Shares are cumulative at a rate typically reset every seven or twenty-eight days based on the results of an auction. Dividend rates ranged from 1.81% to 2.87% for the period ended January 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Statement of Preferences are not satisfied.

The holders of Preferred Shares have voting rights equal to the holders of common stock (one vote per share) and will vote together with holders of shares of common stock as a single class except on matters affecting only the holders of Preferred Shares or the holders of common shares.


NOTE 5

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swap or cap transactions to attempt to protect itself from increasing dividend or interest expense on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the net asset value of the Fund. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated receipts under the swap or cap to offset the dividend or interest payments on the Fund's leverage. At the time an interest rate swap or cap reaches its scheduled termination, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. In addition, if the Fund is required to terminate any swap or cap early due to the Fund failing to maintain a required 200% asset coverage of the liquidation value of the outstanding preferred shares or the Fund loses its credit rating on its preferred shares, then the Fund could be required to make a termination payment, in addition to redeeming all or some of the preferred shares. Details of the swap agreements outstanding as of January 31, 2005 were as follows:

                                                                                           UNREALIZED
                     TERMINATION      NOTIONAL      FIXED RATE      FLOATING RATE         APPRECIATION
COUNTERPARTY            DATE        AMOUNT (000)    (FUND PAYS)    (FUND RECEIVES)       (DEPRECIATION)
------------         -----------    ------------    -----------    ---------------       --------------
Citibank NA          June 4, 2006   $   150,000        3.04%         1 month LIBOR       $   491,316
Citibank NA          June 4, 2007       150,000        3.61%         1 month LIBOR          (147,884)
Citibank NA          June 4, 2009       200,000        4.34%         1 month LIBOR        (3,770,893)
                                                                                         -----------
                                                                                         $(3,427,461)
                                                                                         ===========


NOTE 6

SECURITIES LENDING. During the period ended January 31, 2005, the Fund lent certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also receives an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors, LLC and the security lending agent will monitor the creditworthiness of the firms to which each Fund lends securities. At January 31, 2005 the Fund had securities valued at $454,640,365 on loan to broker-dealers and banks and had $466,435,267 in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:    /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:    /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:   /s/ John P. Calamos, Sr.
   -----------------------------------------------------------------------------
Name:  John P. Calamos, Sr.
Title:   Principal Executive Officer
Date:  March 24, 2005

By:   /s/ Patrick H. Dudasik
   -----------------------------------------------------------------------------
Name:  Patrick H. Dudasik
Title:   Principal Financial Officer
Date:  March 24, 2005